ORGANIZATION, DESCRIPTION OF BUSINESS AND GOING CONCERN (Details - Divested entities)	12 Months Ended
Mar. 31, 2025
Neo Canaan Investment Corporation [Member]
Property, Plant and Equipment [Line Items]
Date of Incorporation	May 26, 2020
Place of Incorporation	Richmond Hill, Ontario
Equity method investment, ownership percentage	100.00%
Principal activity	Rental business
Canada Animation Industry Group Inc [Member]
Property, Plant and Equipment [Line Items]
Date of Incorporation	Oct. 08, 2020
Place of Incorporation	Richmond Hill, Ontario
Principal activity	Rental business
Canada Animation Industry Group Inc [Member] | Neo Canaan Investment [Member]
Property, Plant and Equipment [Line Items]
Equity method investment, ownership percentage	100.00%